UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01976

                               Sequoia Fund, Inc.
               (Exact name of registrant as specified in charter)

              767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
               (Address of principal executive offices) (Zip code)

                               Robert D. Goldfarb
                           Ruane, Cunniff & Goldfarb Inc.
                                767 Fifth Avenue
                                   Suite 4701
                          New York, New York 10153-4798
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-5280

                      Date of fiscal year end: December 31

                   Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEQUOIA FUND, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2005

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
               WITH INCOME DIVIDENDS REINVESTED AND CAPITAL GAINS
                        DISTRIBUTIONS ACCEPTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2005. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                         VALUE OF          VALUE OF          VALUE OF
                                          INITIAL         CUMULATIVE        CUMULATIVE           TOTAL
                                          $10,000        CAPITAL GAINS      REINVESTED         VALUE OF
PERIOD ENDED:                           INVESTMENT       DISTRIBUTIONS       DIVIDENDS          SHARES
-------------                         ---------------   ---------------   ---------------   ---------------
July 15, 1970                         $        10,000   $            --   $            --   $        10,000
May 31, 1971                                   11,750                --               184            11,934
May 31, 1972                                   12,350               706               451            13,507
May 31, 1973                                    9,540             1,118               584            11,242
May 31, 1974                                    7,530             1,696               787            10,013
May 31, 1975                                    9,490             2,137             1,698            13,325
May 31, 1976                                   12,030             2,709             2,654            17,393
May 31, 1977                                   15,400             3,468             3,958            22,826
Dec. 31, 1977                                  18,420             4,617             5,020            28,057
Dec. 31, 1978                                  22,270             5,872             6,629            34,771
Dec. 31, 1979                                  24,300             6,481             8,180            38,961
Dec. 31, 1980                                  25,040             8,848            10,006            43,894
Dec. 31, 1981                                  27,170            13,140            13,019            53,329
Dec. 31, 1982                                  31,960            18,450            19,510            69,920
Dec. 31, 1983                                  37,110            24,919            26,986            89,015
Dec. 31, 1984                                  39,260            33,627            32,594           105,481
Dec. 31, 1985                                  44,010            49,611            41,354           134,975
Dec. 31, 1986                                  39,290            71,954            41,783           153,027
Dec. 31, 1987                                  38,430            76,911            49,020           164,361
Dec. 31, 1988                                  38,810            87,760            55,946           182,516
Dec. 31, 1989                                  46,860           112,979            73,614           233,453
Dec. 31, 1990                                  41,940           110,013            72,633           224,586
Dec. 31, 1991                                  53,310           160,835           100,281           314,426
Dec. 31, 1992                                  56,660           174,775           112,428           343,863
Dec. 31, 1993                                  54,840           213,397           112,682           380,919
Dec. 31, 1994                                  55,590           220,943           117,100           393,633
Dec. 31, 1995                                  78,130           311,266           167,129           556,525
Dec. 31, 1996                                  88,440           397,099           191,967           677,506
Dec. 31, 1997                                 125,630           570,917           273,653           970,200
Dec. 31, 1998                                 160,700           798,314           353,183         1,312,197
Dec. 31, 1999                                 127,270           680,866           286,989         1,095,125
Dec. 31, 2000                                 122,090           903,255           289,505         1,314,850
Dec. 31, 2001                                 130,240         1,002,955           319,980         1,453,175
Dec. 31, 2002                                 126,630           976,920           311,226         1,414,776
Dec. 31, 2003                                 147,610         1,146,523           362,790         1,656,923
Dec. 31, 2004                                 154,270         1,200,687           379,159         1,734,116
June 30, 2005                                 150,000         1,205,711           368,663         1,724,374

The total amount of capital gains distributions accepted in shares was $660,876, the total amount of dividends reinvested was $116,740.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF SEQUOIA FUND, INC.

Dear Shareholder:

   Sequoia Fund's results for the second quarter of 2005 are shown below with comparable results for the leading market indexes:

                                            SEQUOIA     DOW JONES      STANDARD &
       TO JUNE 30, 2005                      FUND      INDUSTRIALS     POOR'S 500
                                            -------    -----------     ----------
       3 Months                                0.45%         -1.63%          1.37%
       6 Months                               -0.56%         -3.68%         -0.81%
       1 Year                                  0.84%          0.86%          6.32%
       5 Years (Annualized)                   10.07%          1.76%         -2.37%
       10 Years (Annualized)                  14.13%         10.63%          9.94%

         The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major US corporations. The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 actively traded blue chip stocks. The performance data quoted represents past performance and assumes reinvestment of dividends. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   We are providing you with a copy of the transcript of the Sequoia Fund annual meeting which was held on May 13th.

   In our March report, we alerted our tax-paying shareholders that the current year's estimated capital gains distributions would be approximately $10 per share. Based on subsequent activity, we can now state that the capital gains distributions will be about $10.36 per share assuming no further gains or losses. Of this amount, a distribution of $3.40 per share was made in June and the balance will be distributed in December.

                                   Sincerely,

/s/ Richard T. Cunniff   /s/ Robert D. Goldfarb  /s/ David M. Poppe   /s/ William J. Ruane

    Richard T. Cunniff       Robert D. Goldfarb      David M. Poppe       William J. Ruane

August 17, 2005

SHAREHOLDER EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

ACTUAL EXPENSES

    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                                            EXPENSES
                                             ENDING       PAID DURING
                             BEGINNING       ACCOUNT         PERIOD*
                              ACCOUNT         VALUE      JANUARY 1, 2005
                               VALUE         JUNE 30,      TO JUNE 30,
                          JANUARY 1, 2005      2005           2005
                          ---------------   ----------   ---------------
Actual                    $         1,000   $   994.40   $          4.95
Hypothetical
   (5% return per year
   before expenses)       $         1,000   $ 1,019.84   $          5.01

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

    The table below shows the changes of the Fund's major positions for the period ended June 30, 2005:

                         % OF ASSETS   % OF ASSETS
POSITION                  6/30/2005    12/31/2004
--------                 -----------   -----------
Berkshire Hathaway              34.2%         35.2%
Progressive Corp.               15.0%         12.6%
TJX Companies Inc.               8.0%          8.0%
Mohawk Industries                7.7%          8.4%
Fastenal Company                 3.6%          3.6%
                         -----------   -----------
   Top five positions           68.5%         67.8%
                         ===========   ===========

                               SEQUOIA FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)


COMMON STOCKS (89.23%)
                                                                                      VALUE
     SHARES                                                                         (NOTE 1)
---------------                                                                  ---------------
                  AUTO AND HOME SUPPLY STORES (1.45%)
      1,743,934   O'Reilly Automotive Inc.*                                      $    51,986,672
                                                                                 ---------------
                  BANK HOLDING COMPANIES (0.01%)
          5,145   Mercantile Bankshares Corporation                                      265,122
                                                                                 ---------------
                  CASUALTY INSURANCE (15.02%)
      5,447,391   Progressive Corporation                                            538,256,705
                                                                                 ---------------
                  CHEMICAL DIAGNOSTIC SUBSTANCES (2.73%)
      1,568,532   IDEXX Laboratories Inc.*                                            97,766,600
                                                                                 ---------------
                  COMPUTER PROGRAMMING SERVICES (1.75%)
      2,142,576   GTECH Holdings Corporation                                          62,648,922
                                                                                 ---------------
                  DIVERSIFIED COMPANIES (34.22%)
         14,686   Berkshire Hathaway Inc. Class A*                                 1,226,281,000
             59   Berkshire Hathaway Inc. Class B*                                       164,226
                                                                                 ---------------
                                                                                   1,226,445,226
                                                                                 ---------------
                  ELECTRONIC COMPUTER MANUFACTURING (2.13%)
      2,716,691   International Game Technology                                       76,474,852
                                                                                 ---------------
                  FREIGHT TRANSPORTATION (2.57%)
      1,852,528   Expeditors International of Washington, Inc.                        92,274,420
                                                                                 ---------------
                  HOME FURNISHINGS (1.58%)
      1,695,158   Ethan Allen Interiors Inc.                                          56,804,745
                                                                                 ---------------
                  INDUSTRIAL & CONSTRUCTION SUPPLIES (3.61%)
      2,114,564   Fastenal Company                                                   129,538,191
                                                                                 ---------------
                  INSURANCE AGENTS & BROKERS (1.86%)
      1,481,808   Brown & Brown Inc.                                                  66,592,451
                                                                                 ---------------
                  MEDICAL & HOSPITAL EQUIPMENT (0.15%)
        123,201   Patterson Companies Inc.*                                            5,553,901
                                                                                 ---------------
                  MOTORCYCLES MANUFACTURING (0.42%)
        305,782   Harley Davidson, Inc.                                               15,166,787
                                                                                 ---------------
                  PROCESS CONTROL INSTRUMENTS (0.58%)
        394,085   Danaher Corporation                                                 20,626,409
                                                                                 ---------------

                                                                                      VALUE
     SHARES                                                                         (NOTE 1)
---------------                                                                  ---------------
                  RETAILING (13.41%)
         40,833   Costco Wholesale Corporation                                   $     1,830,135
         94,555   Petsmart Inc.                                                        2,869,744
      1,195,389   Tiffany & Company                                                   39,160,944
     11,707,716   TJX Companies, Inc.                                                285,082,885
      1,079,103   Wal-Mart Stores Inc.                                                52,012,765
      2,174,884   Walgreen Company                                                   100,022,915
                                                                                 ---------------
                                                                                     480,979,388
                                                                                 ---------------
                  TEXTILE -- CARPETS (7.73%)
      3,359,135   Mohawk Industries, Inc. +*                                         277,128,637
                                                                                 ---------------
                  TOTAL COMMON STOCKS ($1,093,358,129)                           $ 3,198,509,028
                                                                                 ---------------

PREFERRED STOCKS (2.05%)

                  AUTOMOTIVE MANUFACTURING (2.05%)
         97,501   Porsche AG -- Preferred (Germany)                                   73,332,647
                                                                                 ---------------
                  TOTAL PREFERRED STOCKS ($69,560,824)                           $    73,332,647
                                                                                 ---------------

   PRINCIPAL
    AMOUNT
---------------
                  U.S. GOVERNMENT OBLIGATIONS (8.72%)
$   313,000,000   U.S. Treasury Bills due 07/07/05 through 08/25/05                  312,361,514
                                                                                 ---------------

                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                     (Cost $312,361,514)                                             312,361,514
                                                                                 ---------------

                  TOTAL INVESTMENTS (100%)++
                     (Cost $1,475,280,467)                                       $ 3,584,203,189
                                                                                 ===============

----------
++   The cost for federal income tax purposes is identical.
 *   Non-income producing.
 +   Refer to Note 7.

   The accompanying notes form an integral part of these Financial Statements

                               SEQUOIA FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)

ASSETS:

   Investments in securities, at value (cost $1,475,280,467) (Note 1)                   $ 3,584,203,189
   Cash on deposit with custodian                                                             1,653,176
   Receivable for capital stock sold                                                            144,961
   Receivable for investments securities sold unsettled                                       3,649,357
   Dividends receivable                                                                         101,542
   Other assets                                                                                  30,984
                                                                                        ---------------
      Total assets                                                                        3,589,783,209
                                                                                        ---------------

LIABILITIES:

   Payable for capital stock repurchased                                                        796,516
   Accrued investment advisory fee                                                            3,049,946
   Accrued other expenses                                                                       171,299
                                                                                        ---------------
      Total liabilities                                                                       4,017,761
                                                                                        ---------------
Net assets applicable to 23,905,640 shares of capital stock outstanding (Note 4)        $ 3,585,765,448
                                                                                        ===============
Net asset value, offering price and redemption price per share                          $        150.00
                                                                                        ===============

   The accompanying notes form an integral part of these Financial Statements.

                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
   Income:
     Dividends:
        Unaffiliated companies (net of $32,209 foreign tax withheld)                    $     4,456,805
        Affiliated companies (Note 7)                                                           556,351
     Interest                                                                                 4,313,004
     Other Income                                                                                16,994
                                                                                        ---------------
          Total income                                                                        9,343,154
                                                                                        ---------------
   Expenses:
     Investment advisory fee (Note 2)                                                        18,247,319
     Legal and auditing fees                                                                     89,037
     Stockholder servicing agent fees                                                           227,680
     Custodian fees                                                                              40,000
     Directors fees and expenses (Note 6)                                                       129,710
     Other                                                                                       96,954
                                                                                        ---------------
          Total expenses                                                                     18,830,700
   Less expenses reimbursed by Investment Adviser (Note 2)                                      509,000
                                                                                        ---------------
          Net expenses                                                                       18,321,700
                                                                                        ---------------
          Net investment (loss)                                                              (8,978,546)
                                                                                        ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Realized gain on investments:
     Unaffiliated companies                                                                 218,641,887
     Affiliated companies (Note 7)                                                            4,581,591
     Foreign currency transactions                                                                1,486
                                                                                        ---------------
          Net realized gain on investments and foreign currencies                       $   223,224,964
   Net (decrease) in unrealized appreciation on:
     Investments                                                                           (237,039,482)
                                                                                        ---------------
          Net realized and unrealized (loss) on investments and foreign
           currencies                                                                       (13,814,518)
                                                                                        ---------------
(Decrease) in net assets from operations                                                $   (22,793,064)
                                                                                        ===============

   The accompanying notes form an integral part of these Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                         ENDED                YEAR
                                                                                        6/30/05               ENDED
                                                                                      (UNAUDITED)           12/31/04
                                                                                   -----------------    -----------------
INCREASE IN NET ASSETS:
   From operations:
     Net investment (loss)                                                         $      (8,978,546)   $     (14,191,740)
     Net realized gain                                                                   223,224,964          296,769,132
     Net (decrease) in unrealized appreciation                                          (237,039,482)        (106,708,915)
                                                                                   -----------------    -----------------
        Net (decrease)/increase in net assets from operations                            (22,793,064)         175,868,477
   Distributions to shareholders from:
     Net investment income                                                                         0                    0
     Net realized gains                                                                  (79,968,582)          (5,637,360)
     Capital share transactions (Note 4)                                                 (83,855,807)        (371,435,383)
                                                                                   -----------------    -----------------
        Total (decrease)                                                                (186,617,453)        (201,204,266)

NET ASSETS:
   Beginning of period                                                                 3,772,382,901        3,973,587,167
                                                                                   -----------------    -----------------
   End of period                                                                   $   3,585,765,448    $   3,772,382,901
                                                                                   =================    =================

NET ASSETS CONSIST OF:
   Capital (par value and paid in surplus)                                         $   1,324,773,304    $   1,347,326,752
   Undistributed net realized gains (Note 5)                                             152,069,422           79,093,945
   Unrealized appreciation                                                             2,108,922,722        2,345,962,204
                                                                                   -----------------    -----------------
     Total Net Assets                                                              $   3,585,765,448    $   3,772,382,901
                                                                                   =================    =================

   The accompanying notes form an integral part of these Financial Statements

                               SEQUOIA FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

     Sequoia Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined by the Board of Directors. Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; listed securities and securities traded in the over-the-counter market for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

      FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date. Interest income is accrued as earned.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS:

     The Fund retains Ruane, Cunniff & Goldfarb Inc., as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (Investment Adviser) provides the Fund with investment advice, administrative services and facilities.

     Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2005 and the Investment Adviser reimbursed the Fund $509,000.

     For the six months ended June 30, 2005, there were no amounts accrued to interested persons, including officers and directors, other than advisory fees of $18,247,319 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $214,615 to Ruane, Cunniff & Goldfarb LLC, an affiliate of the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Goldfarb LLC, the Fund's distributor, received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2005.

NOTE 3--PORTFOLIO TRANSACTIONS:

     The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2005 were $173,596,684 and $302,600,896, respectively. Included in proceeds of sales is $103,509,606 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $70,279,419.

     At June 30, 2005 the aggregate gross unrealized appreciation and depreciation of securities were $2,113,430,550 and $4,507,828, respectively.

NOTE 4--CAPITAL STOCK:

     At June 30, 2005 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                                                   2005                                  2004
                                                    ----------------------------------    ----------------------------------
                                                        SHARES             AMOUNT             SHARES             AMOUNT
                                                    ---------------    ---------------    ---------------    ---------------
Shares sold                                                 386,447    $    58,558,424            937,018    $   142,174,969
Shares issued to stockholders on reinvestment of:
   Net investment income                                         --                 --                 --                 --
   Net realized gains on Investments                        438,708         65,757,953             31,351          4,737,104
                                                    ---------------    ---------------    ---------------    ---------------
                                                            825,155        124,316,377            968,369        146,912,073
Shares repurchased                                        1,371,934        208,172,184          3,435,889        518,347,456
                                                    ---------------    ---------------    ---------------    ---------------
Net (decrease)                                             (546,779)   $   (83,855,807)        (2,467,520)   $  (371,435,383)
                                                    ===============    ===============    ===============    ===============

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts based on federal tax regulations. During the six months ended June 30, 2005 permanent differences due to a net investment loss not deductible for tax purposes and realized gains on redemptions in kind not recognized for tax purposes resulted in a net decrease in net accumulated investment loss of $8,977,060 and undistributed net realized gains of $70,279,419 with a corresponding increase in paid in surplus of $61,302,359. These reclassifications had no effect on net assets.

     The tax character of distributions paid during 2004 and 2005 was as follows:

                                                                    2005              2004
                                                               ---------------   ---------------
Distributions paid from:
Ordinary income                                                $            --   $            --
Long-term capital gains                                             79,968,582         5,637,360
                                                               ---------------   ---------------
     Total distributions                                       $    79,968,582   $     5,637,360
                                                               ===============   ===============

     As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain                                                     $   152,069,422
Unrealized appreciation                                                            2,108,922,722
                                                                                 ---------------
                                                                                 $ 2,260,992,144
                                                                                 ===============

NOTE 6--DIRECTORS FEES AND EXPENSES:

     Directors who are not deemed "interested persons" receive fees of $6,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2005 was $129,710.

NOTE 7--AFFILIATED COMPANIES:

     Investment in portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies." The total value and cost of investments in affiliates at June 30, 2005 aggregated $277,128,637 and $153,805,857, respectively. The summary of transactions for each affiliate during the period of their affiliation for the six months ended June 30, 2005 is provided below:

                                           PURCHASES                         SALES
                                 -----------------------------   -----------------------------     REALIZED        DIVIDEND
AFFILIATE                            SHARES          COST           SHARES           COST            GAIN           INCOME
---------                        -------------   -------------   -------------   -------------   -------------   -------------
Ethan Allen Interiors Inc                   --              --         159,901   $   4,465,004   $     828,794   $     556,351
Mohawk Industries Inc                       --              --          96,112   $   4,319,196       3,752,797              --
                                                                                                 -------------   -------------
                                                                                                 $   4,581,591   $     556,351
                                                                                                 =============   =============

NOTE 8--The interim financial statements have not been examined by the Fund's independent accountants and accordingly they do not express an opinion thereon.

NOTE 9--FINANCIAL HIGHLIGHTS:

                                                SIX
                                              MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                              JUNE 30,    -------------------------------------------------------------
                                                2005         2004         2003         2002        2001         2000
                                            -----------   ----------   ----------   ---------   ----------   ----------
Per Share Operating Performance
   (for a share outstanding throughout
   the period)
Net asset value, beginning of Period        $    154.27   $   147.61   $   126.63   $  130.24   $   122.09   $   127.27
                                            -----------   ----------   ----------   ---------   ----------   ----------
Income from investment operations:
Net investment income (loss)                      (0.38)       (0.58)       (0.62)      (0.41)        0.97         1.66
Net realized and unrealized gains
   (losses) on investments                        (0.49)        7.45        22.21       (3.03)       11.52        23.33
                                            -----------   ----------   ----------   ---------   ----------   ----------
     Total from investment operations             (0.87)        6.87        21.59       (3.44)       12.49        24.99
                                            -----------   ----------   ----------   ---------   ----------   ----------
Less distributions:
Dividends from net investment income              (0.00)       (0.00)       (0.00)      (0.01)       (0.97)       (1.66)
Distributions from net realized gains             (3.40)       (0.21)       (0.61)      (0.16)       (3.37)      (28.51)
                                            -----------   ----------   ----------   ---------   ----------   ----------
     Total distributions                          (3.40)       (0.21)       (0.61)      (0.17)       (4.34)      (30.17)
                                            -----------   ----------   ----------   ---------   ----------   ----------
Net asset value, end of period              $    150.00   $   154.27   $   147.61   $  126.63   $   130.24   $   122.09
                                            ===========   ==========   ==========   =========   ==========   ==========
Total Return                                       -0.6%+        4.7%        17.1%       -2.6%        10.5%        20.1%
Ratios/Supplemental data
Net assets, end of period (in millions)     $   3,585.8   $  3,772.4   $  3,973.6   $ 3,905.1   $  4,230.1   $  3,943.9
Ratio to average net assets:
   Expenses                                         1.0%*        1.0%         1.0%        1.0%         1.0%         1.0%
   Net investment income                           -0.5%*       -0.4%        -0.5%       -0.3%         0.8%         1.2%
Portfolio turnover rate                              10%*          6%           3%          8%           7%          36%

----------
+    Not annualized
*    Annualized

                                OTHER INFORMATION

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information regarding the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund's web site at http://www.sequoiafund.com/fund_reports.htm.

     You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund's web site at www.sequoiafund.com and use the "Shareholder Information" link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission's web site at www.sec.gov.

          SEQUOIA FUND, INC.
          767 FIFTH AVENUE, SUITE 4701
          NEW YORK, NEW YORK 10153-4798
          WEBSITE: www.sequoiafund.com

          DIRECTORS
             William J. Ruane
             Richard T. Cunniff
             Robert D. Goldfarb
             David M. Poppe
             Vinod Ahooja
             Roger Lowenstein
             Francis P. Matthews
             C. William Neuhauser
             Sharon Osberg
             Robert L. Swiggett

          OFFICERS
             William J. Ruane          -- CHAIRMAN OF THE BOARD
             Richard T. Cunniff        -- VICE CHAIRMAN
             Robert D. Goldfarb        -- PRESIDENT
             David M. Poppe            -- EXECUTIVE VICE PRESIDENT
             Joseph Quinones, Jr.      -- VICE PRESIDENT, SECRETARY, TREASURER &
                                          CHIEF COMPLIANCE OFFICER

          INVESTMENT ADVISER
             Ruane, Cunniff & Goldfarb Inc.
             767 Fifth Avenue, Suite 4701
             New York, New York 10153-4798

          DISTRIBUTOR
             Ruane, Cunniff & Goldfarb LLC
             767 Fifth Avenue, Suite 4701
             New York, New York 10153-4798

          CUSTODIAN
             The Bank of New York
             MF Custody Administration Department
             One Wall Street, 25th Floor
             New York, New York 10286

          REGISTRAR AND SHAREHOLDER SERVICING AGENT
             DST Systems, Inc.
             P.O. Box 219477
             Kansas City, Missouri 64121

          LEGAL COUNSEL
             Seward & Kissel
             One Battery Park Plaza
             New York, New York 10004

This report has been prepared for the information of shareholders of
                              Sequoia Fund, Inc.

ITEM 2.  CODE OF ETHICS

Not applicable.  Required in the annual report only.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.  Required in the annual report only.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.  Required in the annual report only.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in ITEM 1 - REPORTS TO STOCKHOLDERS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Code of ethics - Not applicable. Required in the annual report only.

(a)(2)Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 29, 2005

By:     /s/ Joseph Quinones, Jr.
        ---------------------------
        Joseph Quinones, Jr.
        Vice President, Secretary, Treasurer

Date:  August 29, 2005